Stockholders Deficit (Details 1) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Employees and Directors Stock Option	Dec. 31, 2013 Employees and Directors Stock Option	Sep. 30, 2014 Non-Employee Stock Option	Dec. 31, 2013 Non-Employee Stock Option	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at beginning of year	9,489,120		4,137,599		16,970,750	7,145,750	4,325,000
Granted	30,026,000		1,555,000		4,875,000	9,825,000	2,820,750
Cancelled	(7,070,400)		(1,352,000)
Expired	(120,000)		(2,015,600)		(250,000)
Options Outstanding at end of year	32,324,720	9,489,120	2,324,999	4,137,599	21,595,750	16,970,750	7,145,750
Exercisable at beginning of period	9,489,120		4,132,399
Exercisable at end of period	28,991,386	9,489,120	2,324,999	4,132,399
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year	$ 0.41		$ 0.46		$ 0.16	$ 0.25	$ 0.25
Granted	$ 0.10		$ 0.08		$ 0.10	$ 0.10	$ 0.25
Cancelled	$ 0.39		$ 0.48
Forfeited, exchanged or expired	$ 0.25		$ 0.47		$ 0.25
Weighted average exercise price Outstanding at end of year	$ 0.13	$ 0.41	$ 0.19	$ 0.46	$ 0.15	$ 0.16	$ 0.25
Exercisable at beginning of period	$ 0.41		$ 0.46
Weighted average exercise price of options exercisable at end of period	$ 0.13	$ 0.41	$ 0.19	$ 0.46
Weighted Average Remaining Contractual Term [RollForward]
Outstanding at end of year	4 years 2 months 9 days	1 year 0 months 22 days	2 years 3 months 4 days	8 months 23 days	3 years 4 months 6 days	3 years 6 months 18 days	3 years 15 days
Granted	4 years 5 months 27 days		2 years 11 months 27 days		4 years 3 months 4 days	4 years 8 months	4 years 4 months
Exercisable at end of period	4 years 1 month 28 days	4 years 4 months 24 days	2 years 3 months 4 days	8 months 23 days
Intrinsic Value	$ 671,031		$ 24,500			$ 0	$ 0